Goodwill, Net (Tables)	6 Months Ended
Sep. 30, 2025
Goodwill, Net [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Addition arising on acquisition of subsidiaries	343,053	-
Net carrying amount at the end of the year	343,053	-